Note 2 - Significant Accounting Policies and Methods of Application (Details) - Property, Plant and Equipment (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 10,952	$ 10,332
Less accumulated depreciation	2,295	2,115
Total PP&E, net	8,657	8,217
Gas, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,384	7,992
Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,170	1,149
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	854	820
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 544	$ 371